Segment Information Underwriting Margins and Combined Ratios for our Underwriting Operations (Details) - Underwriting Operations	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Personal Lines Segment | Agency Channel
Segment Reporting Information [Line Items]
Underwriting Margin	5.90%	14.20%	11.20%
Combined Ratio	94.10%	85.80%	88.80%
Personal Lines Segment | Direct Channel
Segment Reporting Information [Line Items]
Underwriting Margin	3.40%	12.30%	7.70%
Combined Ratio	96.60%	87.70%	92.30%
Operating Segments
Segment Reporting Information [Line Items]
Underwriting Margin	4.70%	12.30%	9.10%
Combined Ratio	95.30%	87.70%	90.90%
Operating Segments | Personal Lines Segment
Segment Reporting Information [Line Items]
Underwriting Margin	4.60%	13.20%	9.50%
Combined Ratio	95.40%	86.80%	90.50%
Operating Segments | Commercial Lines Segment
Segment Reporting Information [Line Items]
Underwriting Margin	11.10%	13.00%	10.40%
Combined Ratio	88.90%	87.00%	89.60%
Operating Segments | Property Segment
Segment Reporting Information [Line Items]
Underwriting Margin	(15.30%)	(7.10%)	(1.70%)
Combined Ratio	115.30%	107.10%	101.70%
Combined ratio amortization points	0.028	0.032	0.043